Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022 and June 30, 2023:

Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, SunCar’s Chief Executive Officer
Automobile Service Group Ltd.	Principal shareholder of the Company

Balances with related parties

	December 31,	June 30,
	2022	2023

Shengda Group
Payables due to the transfer of SUNCAR Online (1)	$40,854	$-
Others (2)	4,710	-
Automobile Service Group Ltd. (3)	-	168
Current	$45,564	$168

Shengda Group
Payables due to the transfer of SUNCAR Online (1)	$-	$38,892
Others (2)	-	4,438
Non-current	$-	$43,330

(1)	On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SUNCAR Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Shanghai Feiyou is liable to Shengda Group RMB282 million for the transfer of SUNCAR Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was not eliminated on the consolidated level but presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye, the Group’s Chairman of the Board of Directors to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.

(2)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand. In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.

(3)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.

18.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021 and December 31, 2022:

Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, SunCar’s Chief Executive Officer

Balances with related parties

Amount due to a related party

	December 31,
	2021	2022

Shengda Group
Payables due to the transfer of SUNCAR Online (1)	$-	$40,854
Other payables (2)	-	4,710
	$-	$45,564

(1)

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SUNCAR Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SUNCAR Online, which is eliminated in the consolidated financial statements as an intercompany balance as of December 31, 2021. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was not eliminated on the consolidated level but presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye, the Group’s Chairman of the Board of Directors to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025 (See Note 21).

(2)	Other payables to Shengda Group were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.